[graphic omitted]


Stein Roe Advisor
Young Investor(SM) Fund

Semiannual Report -- March 31, 1998

The investment that's also an education

Fund Highlights

The Stein Roe Advisor Young Investor Fund Class A shares returned 15.19% for the six-month period ended 3/31/98, outperforming its Lipper growth fund peer group median return of 12.45%.(1)

The Fund's investment in consumer cyclical and consumer staple stocks performed well, benefitting from a strong economy throughout the period.

(1) The historical performance of Class A shares for the period prior to 1/26/98, is based on the performance of SR&F Growth Investor Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Inception date for performance purposes is 4/29/94. Stein Roe Advisor Young Investor Fund is not ranked by Lipper Analytical Services.

Table of contents

To Our Shareholders .............................................       1
Portfolio Manager Commentary ....................................     2-4
Portfolio of Investments ........................................     5-8
Financial Statements ............................................    8-11
Notes to Financial Statements ...................................   11-13
Financial Highlights ............................................   13-14

Activity Pages
         ages three to five .....................................   15-16
         ages six to eight  .....................................   17-18
         ages nine to 12 ........................................   19-20

----------------------------
Not FDIC   May Lose Value
Insured    No Bank Guarantee
----------------------------

To Our Shareholders

[Photo of Thomas W. Butch]

Dear Investor,

We are pleased to present this semiannual report for the Stein Roe Advisor Young Investor(SM) Fund. This report covers the six months ended March 31, 1998.

An Unprecedented Bull Run Continues

You probably know that many of the products you consume today are made in other countries. We are linked in many ways to other countries of the world. This is true in the investment world as well. Sometimes when one of the world's countries has problems, other countries' stock markets are affected. This happened last year when countries in Asia suffered from economic problems. Many of the world's other large markets were affected. Fortunately, though, the U.S. economy was so strong that it helped our stock markets stay strong and perform better than most of the world's other stock markets.

The stock market has been on a bull run for quite some time now. In fact, for the past 10-year period ending March 31, 1998, the S&P 500 Index gained an average of 18.92 percent per year. Returns like these have never before been produced by the U.S. stock market. Since no one can predict how the market will perform, it is possible that the momentum will continue. Then there's always the possibility the market will begin to act like a bear market rather than a bull. In fact, experts seem to be divided over these two perspectives.

Eventually, all of us will learn which viewpoint proves to be more accurate. Meanwhile, we believe it is important that investors focus less on wagering where the market will go and more on ensuring that their investments remain appropriate to their investing goals, risk tolerance and time horizon.

Your Stein Roe Advisor Fund

We are, of course, grateful that you have chosen to invest in Stein Roe Advisor Young Investor Fund. In this report, we seek to provide you useful and educational information about your investment in the Fund. We hope you will take the time to learn from your portfolio managers how they are investing your money and how they view what went on with the Fund over the past six months.

A Reminder

We believe that, as an equity investor, it is important that you maintain a long-term perspective. The turbulence in worldwide markets caused by problems in Asia during the fourth quarter of 1997 served as a healthy reminder that markets can swing rapidly and widely. To investors with long-term horizons, short-term market fluctuations should be the least important concern about investing. The bigger risk, in our view, is the risk of losing sight of long-term investment goals because of market fluctuations.

So whatever happens with the market, it's your investing perspective that can lead to your success.

As always, thank you for the opportunity to serve your investment needs.

    Sincerely,

/s/ Thomas W. Butch

    Thomas W. Butch
    President
    April 30, 1998

Because market conditions change frequently, there can be no assurances that the trends described in this report will continue.

Portfolio Manager commentary

Q.  HOW DID THE FUND PERFORM?

A. The Fund continued to outperform the Lipper growth fund peer group average during the six-month period ended March 31, 1998. The Fund generated a total return of 15.19 percent for Class A shares, while the Lipper growth fund peer group returned 12.45 percent.

Q.  WHAT WORKED WELL FOR THE FUND DURING THE LAST SIX MONTHS?

A. Our investments that provide products and services to consumers performed well. These companies benefited from a strong economy throughout the period. Top performing holdings included Outdoor Systems, an outdoor billboard advertising company, Disney, the operator of amusement parks and maker of children's movies, and Walgreens drugstores (2.5 percent, 1.6 percent and 1.3 percent of total net assets, respectively).

In a strong economy, people tend to buy more non-essential products and services. Companies that provide these non-essential products and services are called cyclical because their success is tied to the strength of the economy.

Q.  WHAT DID NOT WORK AS WELL DURING THE PERIOD?

A. The technology and energy investments we owned did not perform well. Our technology holdings were dragged down by turmoil in Asian markets during the fourth quarter of 1997, while our energy investments were hurt by lower oil and gas prices.

    We do however, like the long-term outlook for the technology sector. Technology enables businesses to operate more efficiently. Demand for technological advances is expected to remain strong and we believe companies such as Intel and Microsoft will continue to be leaders in providing these products and services (1.3 percent and 1.8 percent of total net assets respectively).

The Top Ten Holdings
 (as a % of total net assets)

 1.  OUTDOOR SYSTEMS          2.52
----------------------------------
 2.  CISCO SYSTEMS            2.12
----------------------------------
 3.  FANNIE MAE               1.87
----------------------------------
 4.  MICROSOFT                1.85
----------------------------------
 5.  MATTEL                   1.84
----------------------------------
 6.  PFIZER                   1.84
----------------------------------
 7.  COCA-COLA                1.83
----------------------------------
 8.  WRIGLEY (WM) JR          1.81
----------------------------------
 9.  MOTOROLA                 1.79
----------------------------------
10.  TRAVELERS GROUP          1.77
----------------------------------

Holdings are as of March 31, 1998 and are disclosed as a percentage of SR&F Growth Investor Portfolio's total net assets. Because the Fund is actively managed, portfolio composition will change as market conditions change.

Q.  WHAT STOCKS ARE YOU OPTIMISTIC ABOUT GOING FORWARD?

A. In addition to the technology sector, we also favor the consumer sector. Given our positive outlook for economic growth, we believe stocks in this sector will continue to perform well.

Economic Sector Breakdown of the Fund

Basic Materials                    2%

Energy                             1%

Utilities                          6%

Technology                        23%

Industrial                         6%

Financial                         20%

Consumer Cyclical                 21%

Consumer Noncyclical              21%

Sectors were calculated as a percentage of total equity holdings by Stein Roe & Farnham, Incorporated. Because the Fund is actively managed, there can be no guarantee the Fund will continue to invest in these sectors in the future.

The overall market can be broken down into sectors; groupings with similar characteristics. By knowing what sectors a fund is invested in, you can judge its performance based upon what you know about these sectors. It also helps you avoid owning two funds that are invested in the same way.

Q. WHAT WOULD YOU TELL YOUNG INVESTORS TO KEEP IN MIND ABOUT RECENT MARKET RETURNS?

A. The stock market has been on a record-setting pace over the last three years. The average annual return of the S&P 500 over that time period was
    32.79 percent. Over the last 10 years the S&P 500 has returned an average of
    18.92 percent annually. This compares to the long-term average S&P 500 return of 11.16 percent. The market doesn't always go straight up. Investors should not lose sight of their long-term investment goals during market fluctuations.

Q.  WHAT IS YOUR OUTLOOK?

A. We are cautious about near-term market activity because market valuations are at historic highs. However, we remain optimistic about the long-term market potential because many of the factors that have led to the current market valuations are expected to continue. Economic growth in the United States remains strong, and inflation and interest rates remain low.

    Going forward we will continue to invest in companies that we believe have the potential to deliver consistent increases in their earnings over the long term.

Average Annual
Total Returns
(as of 3/31/98 Class A shares)

                              1        Life of the
                            Year      Fund (4/29/94)
----------------------------------------------------
Stein Roe Advisor
Young Investor Fund        47.00%        30.17%
----------------------------------------------------
Lipper Growth Fund
Peer Group Median          44.07%        23.45%
----------------------------------------------------

Performance shown does not reflect the 2% contingent deferred sales charge
(CDSC) which would be applied if redeemed within the first three years. If the CDSC had been applied, performance would have been 45.00% for one year. Performance for Class K shares was 47.22% for one year and 30.31% since inception.

All information is for Class A shares at net asset value unless otherwise noted. The Fund commenced operations on 2/14/97, but until 1/26/98 offered only the shares that are now designated Class K shares. The Adviser currently limits expenses on Class A and Class K shares to 1.65 percent and 1.50 percent, respectively, of average annual net assets. Absent this limit, total return would be less. The historical performance of Class K shares for the period prior to 2/14/97, and the historical performance of Class A shares for the period prior to 1/26/98, are based on the performance of SR&F Growth Investor Portfolio, restated to reflect the sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Inception date for performance purposes is 4/29/94.

Lipper Analytical Services, Incorporated gathers lots of information about mutual funds and how they perform. Newspapers, magazines, television shows and individual investors can use this data to compare investments.

Growth of $10,000 Since Inception
on 4/29/94

Apr 29, 94     $10,000
May 31, 94      10,037
Jun 30, 94       9,695
Jul 29, 94       9,853
Aug 31, 94      10,290
Sep 30, 94      10,227
Oct 31, 94      10,644
Nov 30, 94      10,432
Dec 30, 94      10,717
Jan 31, 95      10,754
Feb 28, 95      11,003
Mar 31, 95      11,382
Apr 28, 95      11,510
May 31, 95      11,698
Jun 30, 95      12,679
Jul 31, 95      13,438
Aug 31, 95      13,605
Sep 29, 95      14,334
Oct 31, 95      14,040
Nov 30, 95      14,838
Dec 29, 95      14,936
Jan 31, 96      15,515
Feb 29, 96      15,720
Mar 29, 96      16,372
Apr 30, 96      17,471
May 31, 96      18,309
Jun 28, 96      18,658
Jul 31, 96      17,416
Aug 30, 96      18,191
Sep 30, 96      19,371
Oct 31, 96      19,636
Nov 29, 96      20,400
Dec 31, 96      20,118
Jan 31, 97      21,048
Feb 28, 97      20,495
Mar 31, 97      19,125
Apr 30, 97      19,980
May 30, 97      21,521
Jun 30, 97      22,547
Jul 31, 97      24,108
Aug 31, 97      23,276
Sep 30, 97      24,407
Oct 31, 97      23,693
Nov 30, 97      24,277
Dec 31, 97      25,330
Jan 30, 98      25,599
Feb 27, 98      27,283
Mar 31, 98      28,114


A $10,000 investment in Class K shares made on 4/29/94 (inception), at net asset value, would have grown to $28,238 on 3/31/98. All results shown assume reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale.

SR&F Growth Investor Portfolio

Portfolio of Investments at March 31, 1998
(Dollar amounts in thousands)
(Unaudited)
                                                        NUMBER    MARKET
COMMON STOCKS (93.6%)                                  OF SHARES  VALUE
-------------------------------------------------------------------------
AUTOMOBILES/VEHICLES (1.2%)
Volvo AB ADRs
         (Manufactures cars, trucks,
         buses, marine engines and
         aerospace equipment)                          260,000   $  8,287

BANKS (3.1%)
Citicorp                                                75,000     10,650
         (Provides a broad range of
         financial services)

Texas Regional Bancshares, Class A
         (Commercial bank operating in
         the Rio Grande Valley of Texas)               310,000     10,404
                                                                 --------
                                                                   21,054

COMMERCIAL SERVICES (3.3%)
Cendant Corporation (a)
         (Global provider of consumer
         and business services)                        300,000     11,888

Paychex, Inc.
         (Provides computerized payroll
         accounting services to businesses)            185,000     10,672
                                                                 --------
                                                                   22,560

Computer Software and Services (11.1%)
Altera Corporation (a)
         (Designs, develops and markets
         programmable logic integrated
         circuits and computer engineering
         development software and hardware)            175,000      6,606

Analog Devices, Inc. (a)
         (Designs, manufactures, and markets
         linear, mixed-signal and digital
         integrated circuits)                          300,000      9,975

Cambridge Technology Partners, Inc. (a)
         (Designs, develops, and deploys client/
         server and Internet applications)             100,000      4,956

Cisco Systems, Inc. (a)
         (Produces, markets and supports
         multiprotocol internetworking
         systems)                                      210,000     14,359

Comdisco, Inc.
         (Technology service company
         which provides solutions that
         help organizations reduce
         technology cost and risk)                     250,000     10,906

Microsoft Corporation (a)
         (Manufactures software products)              140,000     12,530

Sterling Commerce Inc. (a)
         (Global provider of electronic
         commerce software products and
         network services)                             190,000      8,811

Transaction Systems Architects, Inc. (a)
         (Develops, markets and supports a
         broad line of software products
         and services)                                 200,000      7,775
                                                                 --------
                                                                   75,918

CONSUMER PRODUCTS (4.3%)
The Gillette Company
         (Shaving and personal-care products)          100,000     11,869

The Procter & Gamble Company
         (Produces personal-care products,
         pharmaceuticals, food and beverages)          100,000      8,437

Tupperware Corporation
         (Direct seller of food storage
         containers)                                   325,000      8,653
                                                                 --------
                                                                   28,959

DISTRIBUTION - RETAIL (4.7%)
Hasbro, Inc.
         (Manufactures and sells childrens' toys)      300,000     10,594

Mattel, Inc.
         (Designs, manufactures and
         markets children's toys)                      315,000     12,482

Walgreen Company
         (Large retail drugstore chain)                250,000      8,797
                                                                 --------
                                                                   31,873

EDUCATIONAL SERVICES (0.6%)
Children's Comprehensive Services (a)
         (Provides services for at-risk youth)         200,000      3,800

ELECTRICAL EQUIPMENT (4.4%)
General Electric Company
         (Appliances, broadcasting,
         communications and transportation)            100,000      8,619

Intel Corp.
         (Produces and sells microcomputer
         components and related products)              116,000      9,055

Motorola, Inc.
         (Producer of electronic and
         telecommunications equipment)                 200,000     12,125
                                                                 --------
                                                                   29,799

ENTERTAINMENT (2.7%)
Cedar Fair L.P.
         (Owns and operates amusement
         theme parks)                                  280,000      7,700

Disney (Walt) Company
         (Operates theme parks and resorts,
         and produces motion pictures)                 100,000     10,675
                                                                 --------
                                                                   18,375

FINANCIAL INSTITUTIONS (5.9%)
Federal Home Loan Mortgage Corp.
         (Purchases mortgages from lenders
         and resells in pools or packages)             225,000     10,673

Fannie Mae
         (Purchases mortgages and issues
         guaranteed mortgage-backed securities)        200,000     12,650

Household International Inc.
         (Provides financial and
         banking services)                              80,000     11,020

Sirrom Capital Corporation
         (Makes loans to small private
         businesses)                                   200,000      6,013
                                                                 --------
                                                                   40,356

FINANCIAL SERVICES (4.1%)
Alliance Capital Management L.P.
         (Provides investment services to
         pension funds, endowments,
         insurance companies, banks and
         individual investors)                         100,000      5,188

American Express Company
         (Provides a variety of diversified
         travel and financial services)                115,000     10,558

Travelers Group Inc.
         (Provides investment, consumer
         finance, property and casualty
         insurance and life insurance services)        200,000     12,000
                                                                 --------
                                                                   27,746

FOOD & BEVERAGE (5.8%)
The Coca-Cola Company
         (Producer and distributor of soft
         drink products)                               160,000     12,390

Groupe Danone ADRs
         (Produces packaged foods
         and beverages)                                150,000      7,219

Quaker Oats Company
         (An international marketer of
         foods & beverages)                            125,000      7,156

Wrigley (Wm) Jr. Company
         (Chewing gum manufacturer)                    150,000     12,262
                                                                 --------
                                                                   39,027

HEALTH CARE (2.4%)
Johnson & Johnson
         (Manufactures and markets a
         broad range of health care and
         other products)                               150,000     10,997
Orthodontic Centers of America, Inc. (a)
         (Provides management and consulting
         services to orthodontic practices)            250,000      5,422
                                                                 --------
                                                                   16,419

INSURANCE (3.9%)
CMAC Investment Corp.
         (Provides private mortgage
         insurance coverage)                           150,000     10,013

HCC Insurance Holdings, Inc.
         (Underwrites property and
         casualty insurance)                           275,000      6,325

MGIC Investment Corp.
         (Provides private mortgage
         insurance coverage)                           150,000      9,853
                                                                 --------
                                                                   26,191

LEISURE PRODUCTS (1.2%)
Callaway Golf Company
         (Produces and markets golf clubs)             275,000      7,975

MACHINERY (1.2%)
Thermo Electron Corporation (a)
         (Manufactures and sells
         environmental monitoring and
         analysis instruments, papermaking
         and recycling equipment)                      200,000      8,075

MEDICAL/PHARMACEUTICAL (6.2%)
ALZA Corporation (a)
         (Develops and commercializes
         pharmaceutical products)                      200,000      8,962

American Home Products Corporation
         (Discovers, develops, manufactures,
         distributes and sells health
         care products)                                120,000     11,445

Columbia Laboratories, Inc. (a)
         (Develops and markets pharmaceutical
         over-the-counter drugs)                       250,000      3,453

Eli Lilly & Company
         (Creates and delivers pharmaceutical-based
         health care solutions)                        100,000      5,962

Pfizer Inc.
         (Research-based global health care
          products provider)                           125,000     12,461
                                                                 --------
                                                                   42,283

MEDICAL - INSTRUMENTS (1.4%)
Medtronic Inc.
         (Manufactures various cardiovascular
         medical instruments)                          180,000      9,338

OIL - EXPLORATION AND PRODUCTION (2.5%)
EVI, Inc. (a)
         (Manufactures engineered oilfield
          products)                                    200,000      9,262

Marine Drilling Companies, Inc. (a)
         (Provides offshore contract drilling
         services for independent and major oil
         and gas companies)                            350,000      7,569
                                                                 --------
                                                                   16,831

PUBLISHING, BROADCASTING AND MEDIA (7.1%)
Clear Channel
Communications Inc. (a)
         (Owns, operates and manages radio
         and television stations)                      110,000     10,780

Heftel Broadcasting Corp., Class A (a)
         (Spanish language radio
         broadcasting company)                         225,000     10,069

Outdoor Systems Inc. (a)
         (Outdoor advertising company)                 487,500     17,093

The Petersen Companies, Inc. (a)
         (Special-interest magazines,
         publishing, and television
         programming company)                          400,000     10,000
                                                                 --------
                                                                   47,942

RESTAURANT/HOTEL (1.5%)
McDonald's Corporation
         (Develops, licenses, leases and
         services a worldwide system
         of restaurants)                               175,000     10,500

SPECIALTY CHEMICALS (1.5%)
Minerals Technologies Inc.
         (Develops, produces and markets
         specialty minerals, mineral-based
         and synthetic mineral products)               200,000     10,075

TELECOMMUNICATIONS (12.3%)
ADC Telecommunications, Inc. (a)
         (Designs, manufactures and markets
         a variety of transmission and
         networking systems)                           300,000      8,269

CIENA Corporation (a)
         (Designs, manufactures and sells
         systems for long distance
         telecommunications networks)                  150,000      6,394

Frontier Corporation
         (Offers integrated communications
         services for business and residential
         customers)                                    300,000      9,769

Intermedia Communications Inc. (a)
         (Provides telecommunications
         solutions for business and
         government customers)                          75,000      5,972

LCI International, Inc. (a)
         (Provides a variety of voice and data
         telecommunication services in domestic
         and international markets)                    250,000      9,625

Loral Space & Communications (a)
         (High technology company concentrated
         on satellite manufacturing and
         satellite-based communication services)       400,000     11,175

Lucent Technologies Inc.
         (Produces public and private networks,
         communication systems and software)            90,000     11,509

Tellabs Inc. (a)
         (Designs, assembles, markets and services
         voice and data networking products)           150,000     10,069

WorldCom, Inc. (a)
         (Provides facilities-based and fully
         integrated local, long distance,
         international and Internet services)          250,000     10,766
                                                                 --------
                                                                   83,548

TRAVEL SERVICES (1.2%)
Sabre Group Holdings Inc. (a)
         (Provider of a travel reservation system)     225,000      8,072
                                                                 --------

TOTAL COMMON STOCKS
(Cost $463,448)                                                   635,003
                                                                 --------

                                                      PRINCIPAL
SHORT-TERM OBLIGATIONS (7.1%)                          AMOUNT
-------------------------------------------------------------------------
Commercial Paper (7.1%)
Associates Corp. of
         North America 6.050% 4/01/98                 $ 33,060     33,060
Conagra 6.150% 4/01/98                                  15,000     15,000
                                                                 --------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $48,060)                                                     48,060
                                                                 --------

TOTAL INVESTMENTS (100.7%)
(Cost $511,508) (b)                                               683,063

OTHER ASSETS, LESS LIABILITIES (-0.7%)                             (4,807)
                                                                ---------
TOTAL NET ASSETS (100%)                                         $ 678,256
                                                                =========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

(b) At March 31, 1998, the cost of investments for federal income tax purposes was $511,517. Net unrealized appreciation was $171,546, consisting of gross unrealized appreciation of $180,058 and gross unrealized depreciation of $8,512.

See accompanying Notes to Financial Statements.

Stein Roe Advisor Young Investor Fund

Statement of Assets and liabilities
March 31, 1998
(All amounts in thousands, except per-share data)
(Unaudited)

ASSETS
Investment in SR&F Growth Investor
         Portfolio, at value                                     $  6,365
Cash                                                                   14
Receivable for fund shares sold                                     1,488
Other assets                                                           11
                                                                 --------
         Total assets                                               7,878

LIABILITIES

Payable to investment adviser                                          34
Payable for fund shares redeemed                                        8
Accrued expenses payable                                               11
                                                                 --------
         Total liabilities                                             53
                                                                 --------
         Net assets                                              $  7,825
                                                                 ========

ANALYSIS OF NET ASSETS
Paid-in capital                                                  $  7,625
Net unrealized appreciation on investments                            206
Accumulated net investment loss                                        (4)
Accumulated net realized loss on investments                           (2)
                                                                 --------
         Net assets                                              $  7,825
                                                                 ========

CLASS A
Net asset value per share
(based on net assets of $7,649
and 580 shares issued and outstanding)                           $  13.19
                                                                 ========

CLASS K
Net asset value per share
(based on net assets of $176 and
13 shares issued and outstanding)                                $  13.24
                                                                 ========

See accompanying Notes to Financial Statements.

Stein Roe Advisor Young Investor Fund
Statement of Operations
For the six months ended March 31, 1998
(All amounts in thousands)
(Unaudited)

INVESTMENT INCOME
Dividend income allocated
         from SR&F Growth Investor Portfolio                     $      2
Interest income allocated from
         SR&F Growth Investor Portfolio                                 1
                                                                 --------
         Total interest income                                          3

EXPENSES
Amortization of organization expenses                                  15
Accounting fees                                                        12
SEC and state registration fees                                        10
Printing and postage                                                    6
Legal and audit fees                                                    5
Trustees' fees                                                          3
Expenses allocated from
         SR&F Growth Investor Portfolio                                 2
Other                                                                   5
                                                                 --------
         Total expenses                                                58
Reimbursement of expenses by investment adviser                       (51)
                                                                 --------
         Net expenses                                                   7
                                                                 --------
         Net investment loss                                           (4)
                                                                 --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments                                       7
Net change in unrealized appreciation
         or depreciation on investments                               182
                                                                 --------
         Net gains on investments                                     189
                                                                 --------
         Net increase in net assets
         resulting from operations                               $    185
                                                                 ========

See accompanying Notes to Financial Statements.

Stein Roe Advisor Young Investor Fund
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)

                                                     Six Months     Period
                                                       Ended         Ended
                                                      March 31,   September 30,
                                                        1998        1997 (a)
                                                      --------    -------------

OPERATIONS
Net investment loss                                   $     (4)     $   --
Net realized gains (losses)
         on investments                                      7            (9)
Net change in unrealized
         appreciation or depreciation
         of investments                                    182            24
                                                      --------      --------
         Net increase in net assets
         resulting from operations                         185            15
                                                      --------      --------

SHARE TRANSACTIONS
Subscriptions to fund shares - Class A                   7,497          --
Redemptions of fund shares - Class A                       (11)         --
                                                      --------      --------
                                                         7,486          --
                                                      --------      --------
Subscriptions to fund shares - Class K                      61           101
Redemptions of fund shares - Class K                       (23)         --
                                                      --------      --------
                                                            38           101
                                                      --------      --------
         Net increase from share transactions            7,524           101
                                                      --------      --------
         Net increase in net assets                      7,709           116

TOTAL NET ASSETS
Beginning of period                                        116          --
                                                      --------      --------
End of period                                         $  7,825      $    116
                                                      ========      ========

ACCUMULATED NET
         INVESTMENT LOSS AT
         END OF PERIOD                                $     (4)     $   --
                                                      ========      ========

(a) From commencement of operations on February 14, 1997.

See accompanying Notes to Financial Statements.

SR&F Growth Investor Portfolio
Statement of Assets and Liabilities
March 31, 1998
(All amounts in thousands)
(Unaudited)

ASSETS
Investments, at market value
         (cost $511,508)                                         $683,063
Cash                                                                    2
Receivable for investments sold                                     2,789
Dividends receivable                                                  247
Other assets                                                            5
                                                                 --------
         Total assets                                             686,106

LIABILITIES
Payable for investments purchased                                   7,503
Payable to investment adviser                                         347
                                                                 --------
         Total liabilities                                          7,850
                                                                 --------
         Net assets applicable to investors'
                  beneficial interest                            $678,256
                                                                 ========

See accompanying Notes to Financial Statements.

SR&F Growth Investor Portfolio
Statement of Operations
For the six months ended
March 31, 1998
(All amounts in thousands)
(Unaudited)

INVESTMENT INCOME
Dividends                                                        $  1,575
Interest                                                              760
                                                                 --------
         Total investment income                                    2,335

EXPENSES
Management fees                                                     1,603
Accounting fees                                                        19
Trustees' fees                                                         13
Audit and legal fees                                                    9
Custodian fees                                                          3
Other                                                                  16
                                                                 --------
         Total expenses                                             1,663
                                                                 --------
         Net investment income                                        672

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments                                  24,940
Net change in unrealized appreciation
         or depreciation on investments                            68,266
                                                                 --------
         Net gains on investments                                  93,206
                                                                 --------
         Net increase in net assets resulting
         from operations                                         $ 93,878
                                                                 ========

See accompanying Notes to Financial Statements.

SR&F Growth Investor Portfolio
Statement of Changes in Net Assets
(All amounts in thousands)
(Unaudited)

                                                     Six Months     Period
                                                       Ended         Ended
                                                      March 31,   September 30,
                                                        1998        1997 (a)
                                                      --------    -------------
OPERATIONS
Net investment income                                 $    672      $  1,418
Net realized gains on investments                       24,940         5,460
Net change in unrealized
         appreciation or depreciation
         of investments                                 68,266        61,915
                                                      --------      --------
         Net increase in net assets
         resulting from operations                      93,878        68,793
                                                      --------      --------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST
Contributions                                          136,105       452,937
Withdrawals                                            (27,267)      (46,190)
                                                      --------      --------
         Net increase from transactions
         in investors' beneficial interest             108,838       406,747
                                                      --------      --------
                  Net increase in net assets           202,716       475,540

TOTAL NET ASSETS
Beginning of period                                    475,540          --
                                                      --------      --------
End of period                                         $678,256      $475,540
                                                      ========      ========

(a) From commencement of operations on February 3, 1997.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

(All amounts, except per-share amounts, in thousands)

Note 1. Organization

The Stein Roe Advisor Young Investor Fund (the "Fund") is a multi-class series of the Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in the SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund also has an educational objective to teach investors, especially young people, about basic economic principles and personal finance through a variety of educational materials prepared and paid for by the Fund. The Fund currently offers two classes of shares at net asset value: Class A and Class K. Class A shares are subject to a maximum contingent deferred sales charge of 2.00 percent on redemptions made within three years of purchase.

The Portfolio is a series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. At commencement, Stein Roe Young Investor Fund contributed $292,104 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 14, 1997, Stein Roe Advisor Young Investor Fund contributed cash of $100. The Portfolio allocates net asset value, income and expenses to each investor on a daily basis, based on their respective percentage of ownership. At March 31, 1998, Stein Roe Young Investor Fund and Stein Roe Advisor Young Investor Fund owned 99.06 percent and .94 percent, respectively, of the Portfolio.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund and Portfolio. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain prior-year amounts have been reclassified to conform to current-year presentation.

Security Valuations

All securities are valued as of March 31, 1998, the last business day of the period. Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Investment Transactions and
Investment Income

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

Federal Income Taxes

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.

The Fund intends to utilize provisions of the federal income tax law, which allow the fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 1997, the Fund had a capital loss carryforward of $9, which expires in 2005.

Distribution to Shareholders

The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains. Permanent differences are reclassified to paid-in capital.

Note 3. Trustees' Fees and Transactions with Affiliates

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

The management fee for the Portfolio is computed at an annual rate of .60 of 1 percent of average daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fee for the Fund is computed at an annual rate of .20 of 1 percent of average daily net assets up to $500 million, .15 of 1 percent of the next $500 million, and .125 of 1 percent thereafter.

The Adviser also provides certain accounting services. For the period ended March 31, 1998, the Fund and Portfolio incurred charges of $12 and $19, respectively.

The administrative agreement provides that the Adviser will reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the fund to the extent that its expenses exceed 1.65 percent of average annual net assets for Class A shares and 1.50 percent of average annual net assets for Class K shares through January 31, 1999, subject to earlier termination by the Adviser on 30 days notice.

Shares of the Fund are distributed by Liberty Financial Investments, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for the personal service and/or maintenance of shareholder accounts, the Distributor receives from the Fund a service fee not to exceed 0.25 percent of average annual net assets attributed to Class A shares. The Plan also provides that, as compensation for expenses related to the promotion and distribution of Fund shares, the Distributor receives a distribution fee not to exceed 0.10 percent of average annual net assets for Class A shares and 0.25 percent of average annual net assets for Class K shares. The Distributor currently limits the Class A distribution fee to
0.05 percent of average annual net assets, subject to termination at any time without shareholder approval. For the period ended March 31, 1998, the Fund incurred Rule 12b-1 distribution and service charges of $1.

Transfer agent fees are paid to Colonial Investors Service Center, Inc. ("CISC"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. Prior to October 15, 1997, transfer agent fees were paid to SteinRoe Services Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. Transfer agent fees for the Fund for the period ended March 31, 1998, were $1.

Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Fund and the Portfolio for the period ended March 31, 1998, was $3 and $13, respectively. No remuneration was paid to any other trustee or officer of the Trust.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended March 31, 1998.

Note 5. Investment Transactions

The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1998, were $243,635 and $155,470, respectively.

Note 6. Capital Share Transactions

The following table summarizes Fund share activity during the reporting period:

                                   Period Ended
                                      March 31,
CLASS A SHARES                         1998 (a)
                                   ------------
Subscriptions to fund shares                581
Redemptions of fund shares                   (1)
                                   ------------
 Net increase in fund shares                580
                                   ============

                                     Six Months          Period
                                          Ended           Ended
                                      March 31,   September 30,
CLASS K SHARES                             1998         1997(b)
                                   ------------   -------------

Subscriptions to fund shares                  5              10
Redemptions of fund shares                   (2)             --
                                   ------------   -------------
Net increase in fund shares                   3              10
                                   ============   =============

(a) From commencement of multi-class offering on January 26, 1998.
(b) From commencement of operations on February 14, 1997.

Financial Highlights
Stein Roe Advisor Young Investor Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                         Period
                                                          Ended
                                                      March 31,
                                                        1998(a)
CLASS A                                             (Unaudited)
                                                    -----------
Net Asset Value, Beginning of Period                $     11.67
                                                    -----------
Income From Investment Operations
    Net investment loss                                   (0.02)
    Net realized and unrealized gains on investments       1.54
                                                    -----------
    Total from investment operations                       1.52
                                                    -----------

Net Asset Value, End of Period                      $     13.19
                                                    ===========

Ratio of net expenses to average net assets(b)             1.65%(d)
Ratio of net investment income to
         average net assets (c)                           (0.87%)(d)
Total return (c)                                          13.02%
Net assets, end of period (000's)                   $     7,649

(a) From commencement of multi-class offering on January 26, 1998.

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 4.19 percent for the period ended March 31, 1998.

(c) Computed giving effect to the investment adviser's expense limitation undertaking.

(d) Annualized.

Financial Highlights
Stein Roe Advisor Young Investor Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                 Six Months
                                                      Ended         Period
                                                  March 31,          Ended
                                                       1998   September 30,
                                                (Unaudited)         1997(a)
                                                -----------        --------
CLASS K
NET ASSET VALUE,
BEGINNING OF PERIOD                                $  11.49        $  10.00
                                                   --------        --------
INCOME FROM INVESTMENT OPERATIONS
      Net investment loss                             (0.04)          (0.02)
         Net realized and unrealized
               gains on investments                    1.80            1.51
                                                   --------        --------
               Total from investment operations        1.76            1.49
                                                   --------        --------

DISTRIBUTIONS
      Net investment income                           (0.01)           --
      Net realized gains                               --              --
                                                   --------        --------
               Total distributions                    (0.01)           --
                                                   --------        --------
NET ASSET VALUE, END OF PERIOD                     $  13.24        $  11.49
                                                   ========        ========

Ratio of net expenses to average
         net assets (b)                                1.50%(d)        1.50%(d)
Ratio of net investment income to
         average net assets (c)                       (0.66%)(d)      (0.24%)(d)
Total return (c)                                      15.32%          14.90%
Net assets, end of period (000's)                  $    176        $    116

(a) From commencement of operations on February 14, 1997.

(b) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 62.06 percent and
    89.45 percent for the periods ended March 31, 1998, and September 30, 1997, respectively.

(c) Computed giving effect to the investment adviser's expense limitation undertaking.

(d) Annualized

Financial Highlights
SR&F Growth Investor Portfolio

                                                 Six Months
                                                      Ended          Period
                                                  March 31,           Ended
                                                       1998   September 30,
                                                (Unaudited)         1997(a)
                                                -----------   -------------

Ratio of net expenses to
         average net assets                            0.62%(b)        0.63%(b)
Ratio of net investment income
         to average net assets                         0.25%(b)        0.54%(b)
Portfolio turnover rate                                  60%             38%
Average commissions (per share)                     $0.0586         $0.0583

(a) From commencement of operations on February 3, 1997.

(b) Annualized

Activity Pages

Puzzles and Games

(ages three to five)

With a mutual fund, you can own a part of lots of companies

[graphic omitted]

What is your favorite?
Toy
     ---------------------------------
Game
     ---------------------------------
Soda
     ---------------------------------
Candy
     ---------------------------------
Comic
     ---------------------------------

[graphic omitted]

color me

I can earn money by doing chores at home

Today, Melissa's job is to rake the leaves. Can you help her find her rake?

[graphic omitted]

color me

Puzzles and Games

(ages six to eight)

[graphic omitted]

Design a dollar

The dollar bill is used more often than any other bill. It is printed with special paper and ink by the U.S. Mint -- the part of the government in charge of printing money. If the U.S. Mint asked you to design a new dollar bill, what would it look like? Whose picture would you use? What colors would it be? Look at the top picture and then draw your own dollar bill.

color me

Money and investing word games

These games can help young investors learn more about the world of money and investing. Words hidden in the puzzles can go forward, backward, up, down or on an angle. If you don't know what a word means, see the definitions on this page. A parent or other adult can help explain them to you.

                 E   V   A   S   T   D   I   M   E
BEAR             N   Y   L   D   U   L   L   U   B   JOB
BOND             T   S   E   V   N   I   E   L   W   LEND
BROKER           B   O   N   D   D   X   W   H   L   OWE
BULL             R   P   D   B   S   T   O   C   K   PENNY
DIME             J   O   Q   E   S   H   P   I   E   SAVE
DOW              W   O   A   A   E   D   A   R   T   SHARE
INVEST           O   R   B   R   O   K   E   R   S   STOCK
                 A   S   Y   N   N   E   P   C   E   TRADE



Definitions

Bear -- An investor who thinks prices will fall, or a market in which prices are falling.

Bond -- A debt security. Investors who buy bonds are loaning money to the corporation or government that issues the bond.

Broker -- Someone who is licensed to buy and sell stocks, bonds or other securities for other people.

Bull -- An investor who thinks prices will rise, or a market in which prices are rising.

Dow -- The nickname for the Dow Jones Industrial Average, a group of stocks used to track the stock market.

Owe -- An obligation to give or pay something to someone else.

Share -- Part ownership of a company usually bought as an investment. See
Stocks.

Stocks -- Units of ownership of a business, often called shares. Your shares give you certain priveleges and rights to participate in the running of the business.

Trade -- In investing, the act of buying or selling stocks, bonds or other securities.

Puzzles and Games

(ages nine to 12)

Brain teaser

How many words of four letters or more can you make from the word INVESTMENT? (Hint: there are at least 30.)

Answers: We thought of invest, vest, tent, intent, time, mine, nine, vine, event, intense, vent, mint, tint, sent, stem, invent, nest, tense, test, teen, teem, mist, meet, site, vein, seven, sentiment, seem, seen, stint and tennis.

How did you do?

Scrambled famous sayings

Can you make sense of these scrambled sayings?

1. EVERYTHING MONEY ISN'T

                            2. NOT NOT WANT WASTE

      3. BETTER HEALTH WEALTH THAN IS

                            4. PENNY A EARNED IS SAVED A PENNY

       5. FREE THINGS ARE IN THE BEST LIFE

                       6. GO AROUND THE MAKES MONEY WORLD

Answers: 1. Money isn't everything. 2. Waste not, want not. 3. Health is better than wealth. 4. A penny saved is a penny earned. 5. The best things in life are free. 6. Money makes the world go around.

Brain teaser

Q: Paper money eventually wears out and must be replaced. According to the Federal Reserve Bank of Atlanta, the average life of a $5 bill is just 15 months. The average life for $1 and $10 bills is 18 months and the average for a $20 bill is two years. A $50 bill, which doesn't circulate as much, has an average life of five years. If you started with one brand-new $1, $5, $10, $20 and $50 bill today, and you replaced these bills at the end of their average lives, how much money would have touched your hands at the end of seven years?

[graphic omitted]

A: You started with a total of $86 in new bills. To this you would add $4 in $1 bills, $25 in $5 bills, $40 in $10 bills, $60 in $20 bills and $50 in $50 bills. That's a total of $265.

[graphic omitted]

Currency crossword

Across

2. President whose face is on the $5 bill
4.  Government department that prints money
    (hint: its seal appears on the front of a dollar)
6.  City where coins marked "D" beside the president's head are made
7.  What we call a 5-cent coin
9.  Name for a 10-cent coin
11. President whose face is on the quarter
13. Another term for money
14. Fiber used in paper money

Down

1.  Place where coins are produced
2.  Fake (as in money)
5.  President whose face is on the $20 bill
8.  Building on the back of the $20 bill (two words)
10. Bird on the back of the quarter (two words)
12. President on the $50 bill


Answers: Across 2. Lincoln. 4. Treasury. 6. Denver. 7. Nickel. 9. Dime. 11. Washington. 13. Currency. 14. Linen.
Down 1. Mint. 3. Counterfeit. 5. Jackson. 8. White House. 10. Bald eagle. 12. Grant.

Trustees

[graphic omitted]

THOMAS W. BUTCH
President, Mutual Fund Division and Director,
Stein Roe & Farnham Incorporated

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing
Group Inc.

LINDSAY COOK
Senior Vice President, Liberty Financial
Companies, Inc.

DOUGLAS A. HACKER
Senior Vice President and Chief Financial
Officer, United Airlines

JANET LANGFORD KELLY
Senior Vice President, Secretary and General
Counsel, Sara Lee Corporation

CHARLES R. NELSON
Van Voorhis Professor of Political Economy,
University of Washington

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners

Important information about this report

The Transfer Agent for Stein Roe Advisor Young Investor Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[graphic omitted]

Our "family" of mutual funds

Stein Roe Advisor Young Investor Fund is part of a family of funds distributed by Liberty Financial Investments, Inc. Liberty Financial Investments offers a wide spectrum of funds, from conservative tax-free bonds to more aggressive international funds. Each fund within the Liberty family follows a consistent investment style and adheres to its stated investment objective. For more information on Liberty-distributed funds, including Colonial Funds, Stein Roe Advisor Funds and Newport Funds, please consult your investment advisor or call 1-800-426-3750.

Stein Roe Advisor Young Investor(SM) Fund Semiannual Report -- March 31, 1998

[graphic omitted] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

                                                          -------------
                                                            BULK RATE
                                                           U.S. POSTAGE
                                                              PAID
                                                          HOLLISTON, MA
                                                          PERMIT NO. 20
                                                          -------------

                                                   YI-03/244F-0498 (5/98) 98/526